Segment reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue from external customers	€ 36,425	€ 69,783	€ 21,482
Denmark
Disclosure of geographical areas [line items]
Revenue from external customers	299	436	1,136
Belgium
Disclosure of geographical areas [line items]
Revenue from external customers		1,499
United States
Disclosure of geographical areas [line items]
Revenue from external customers	€ 36,126	€ 67,848	18,964
Other
Disclosure of geographical areas [line items]
Revenue from external customers			€ 1,382